Annual Total Returns - FidelitySAITax-FreeBondFund-PRO - FidelitySAITax-FreeBondFund-PRO - Fidelity SAI Tax-Free Bond Fund - Fidelity SAI Tax-Free Bond Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Annual Return 2019	8.25%
Annual Return 2020	3.90%
Annual Return 2021	2.28%
Annual Return 2022	(9.32%)
Annual Return 2023	7.65%
Annual Return 2024	1.77%